Segment Information - Schedule Of Segment Information (Details) - USD ($) $ in Millions	3 Months Ended							12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Sales	$ 729.0	$ 743.9	$ 731.0	$ 641.6	$ 663.4	$ 650.8	$ 634.5	$ 2,881.0	$ 2,590.3	$ 2,349.4
Operating Income	$ 48.7	$ 49.6	$ 50.1	26.8	$ 41.6	$ 50.7	$ 54.0	178.6	173.1	170.4
Depreciation and amortization								88.5	97.4	100.5
Capital Expenditures								76.0	79.6	84.2
Total Assets				2,705.3				2,723.3	2,705.3	2,735.8
Assets held for sale, depreciation and amortization										40.8
Capital Expenditures										31.0
Assets held-for-sale										666.5
Color, Additives and Inks
Segment Reporting Information [Line Items]
Sales								1,040.6	877.7	778.9
Specialty Engineered Materials
Segment Reporting Information [Line Items]
Sales								593.6	574.8	516.4
Distribution
Segment Reporting Information [Line Items]
Sales								1,246.8	1,137.8	1,054.1
Operating Segments | Color, Additives and Inks
Segment Reporting Information [Line Items]
Sales								1,046.5	893.2	797.7
Operating Income								158.5	138.6	127.5
Depreciation and amortization								44.3	41.2	40.2
Capital Expenditures								22.9	21.2	20.6
Total Assets				1,149.8				1,243.5	1,149.8	926.9
Operating Segments | Specialty Engineered Materials
Segment Reporting Information [Line Items]
Sales								645.8	624.3	565.8
Operating Income								72.3	75.5	81.1
Depreciation and amortization								23.2	21.1	18.3
Capital Expenditures								25.2	23.4	19.4
Total Assets				548.0				599.0	548.0	546.6
Operating Segments | Distribution
Segment Reporting Information [Line Items]
Sales								1,265.4	1,154.6	1,071.0
Operating Income								71.5	72.6	68.2
Depreciation and amortization								0.7	0.8	0.7
Capital Expenditures								0.1	0.5	0.2
Total Assets				256.0				249.0	256.0	211.1
Operating Segments | Performance Products and Solutions
Segment Reporting Information [Line Items]
Depreciation and amortization								15.9	15.5
Capital Expenditures								19.5	17.2
Total Assets				256.0				254.2	256.0
Intersegment Eliminations
Segment Reporting Information [Line Items]
Sales								(76.7)	(81.8)	(85.1)
Intersegment Eliminations | Color, Additives and Inks
Segment Reporting Information [Line Items]
Sales								5.9	15.5	18.8
Intersegment Eliminations | Specialty Engineered Materials
Segment Reporting Information [Line Items]
Sales								52.2	49.5	49.4
Intersegment Eliminations | Distribution
Segment Reporting Information [Line Items]
Sales								18.6	16.8	16.9
Corporate and Eliminations
Segment Reporting Information [Line Items]
Operating Income								(123.7)	(113.6)	(106.4)
Depreciation and amortization								4.4	4.2	4.0
Capital Expenditures								8.3	9.3	13.0
Total Assets				$ 495.5				377.6	495.5	384.7
Continuing Operations
Segment Reporting Information [Line Items]
Depreciation and amortization								88.5	82.8	104.0
Capital Expenditures								$ 76.0	$ 71.6	$ 84.2